Operations (Brokerage Fee Across Each Class of Units) (Details)	Dec. 31, 2012
Class A [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	4.67%
Class A [Member] | Managing Owner [Member] | Managing Owner Fee [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.75%
Class A [Member] | Managing Owner [Member] | Underwriting Expenses [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.35%
Class A [Member] | Managing Owner [Member] | Clearing, NFA, and Exchange Fees (Capped) [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	1.57%
Class A [Member] | Selling Agent [Member] | Selling Commission [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.00%
Class B [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	2.67%
Class B [Member] | Managing Owner [Member] | Managing Owner Fee [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.75%
Class B [Member] | Managing Owner [Member] | Underwriting Expenses [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.35%
Class B [Member] | Managing Owner [Member] | Clearing, NFA, and Exchange Fees (Capped) [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	1.57%
Class B [Member] | Selling Agent [Member] | Selling Commission [Member]
Brokers And Dealers Disclosure [Line Items]
Brokerage fee	0.00%